Ghana Expected Credit Loss (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Expected Credit Losses

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Tarkwa expected credit loss – loan advanced to contractor[1]	(46.0)	—	(25.4)
Damang expected credit loss – receivable[2]	—	—	(7.8)
Tarkwa expected credit loss – receivable[3]	(20.0)	—	—
Total expected credit loss	(66.0)	—	(33.2)
1An expected credit loss of US$46.0 million (2024: US$nil and 2023: US$25.4 million) was raised against a loan advanced to a contractor at Ghana during 2025. The loan was provided to ensure the sustainability of the operation and delivery of the mine plan. Gold Fields has communicated to the contractor that this amount remains payable and has reserved all rights in this regard. Refer note 42 for further details.
2An expected credit loss of US$nil (2024: US$nil and 2023: US$7.8 million) was raised against a receivable at 31 December 2025. The receivable of US$7.8 million in
2023 related to a payment advanced to a contractor at Damang.
3An expected credit loss of US$20.0 million (2024: US$nil and 2023: US$nil) was raised against a receivable advanced to a contractor at Tarkwa during 2025. The amount advanced was provided to ensure the sustainability of the operation and delivery of the mine plan.